Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income, Noncontrolling Interest [Text Block]
Comprehensive Income

Other Comprehensive Income is composed of the following:

	Year Ended December 31,
	2011		2010		2009
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments (Losses) Gains	$(103)	$(105)	$(29)	$(35)	$583	$596
Unrealized Gains (Losses):
Changes in fair value of cash flow hedges - gains (losses)	30	22	46	31	(1)	(1)
Changes in cash flow hedges reclassed to earnings(1)	(14)	(9)	(28)	(18)	2	2
Other	(1)	(1)	(1)	(1)	1	1
Net unrealized gains (losses)	15	12	17	12	2	2

Defined Benefit Plans (Losses) Gains:
Actuarial/Prior service (losses) gains	(872)	(607)	(106)	(191)	(135)	(54)
Actuarial/Prior service amortization(2)	89	60	91	164	33	13
Curtailment gain - recognition of prior service credit	(107)	(66)	—	—	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(31)	(31)	28	28	(36)	(36)
Other(4)	8	8	22	22	(92)	(92)
Change in defined benefit plans (losses) gains	(913)	(636)	35	23	(230)	(169)

Other Comprehensive (Loss) Income, net	(1,001)	(729)	23	—	355	429
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(1)	(1)	—	—	1	1
Other Comprehensive (Loss) Income Attributable to Xerox	$(1,000)	(728)	23	—	354	428

(1) Reclassified to Cost of sales - refer to Note 12 - Financial Instruments for additional information regarding our cash flow hedges.
(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
(3) Represents our share of Fuji Xerox's benefit plan changes.
(4) Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Accumulated Other Comprehensive Loss (“AOCL”)

AOCL is composed of the following:

	December 31,
	2011	2010	2009
Cumulative translation adjustments	$(939)	$(835)	$(800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	(1,167)	(1,190)
Other unrealized gains, net	26	14	2
Total Accumulated Other Comprehensive Loss	$(2,716)	$(1,988)	$(1,988)

(1)	Includes our share of Fuji Xerox.